Dividends - Dividends to the parent company (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in GBP per share)		£ 0.94		£ 0
Dividends paid on ordinary shares		£ 750		£ 0
Dividends recognised as distributions to owners	[1],[2]	£ 819	£ 993	£ 61
– first special dividend1
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in GBP per share)		£ 0.94
Dividends paid on ordinary shares		£ 750
– second special dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in GBP per share)		£ 0		£ 0
Dividends paid on ordinary shares		£ 0		£ 0
Other equity instru- ments
Dividends Payable [Line Items]
Total coupons on capital securities classified as equity		66		59
Total share- holders’ equity
Dividends Payable [Line Items]
Dividends recognised as distributions to owners	[1],[2]	£ 816	£ 993	£ 59

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	The dividends to the parent company includes dividend on ordinary share capital £750m (H1 2022: nil and H2 2022: £850m), coupon payment on additional tier 1 instrument £66m (H1 2022: £59m and H2 2022: £143m).